Acquisition of the Isaac Mizrahi Business	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
4. Acquisition of the Isaac Mizrahi Business

On May 19, 2011, Xcel Brands, Inc. entered into an asset purchase agreement, as amended (the “Purchase Agreement”), with IM Ready, Isaac Mizrahi and Marisa Gardini, pursuant to which the Buyers acquired certain assets of IM Ready, including (i) the “Isaac Mizrahi” brands (including the trademarks and brands “Isaac Mizrahi New York”, “Isaac Mizrahi”, “IsaacMizrahiLIVE” and “M”) (collectively, the “IM Trademarks”), (ii) the license agreements between IM Ready and certain third parties related to the IM Trademarks including the QVC Agreement (together with the IM Trademarks, the “Isaac Mizrahi Business”), (iii) design agreements with FNP (the LCNY Agreement) and QVC (the Design Agreement) to design the “Liz Claiborne New York” brand for sale exclusively at QVC, (iv) computers, design software, and assumption of the operating lease and the related leasehold improvements related to the licensing and design of the IM Trademarks and the design of the Liz Claiborne New York brand and (v) proprietary designs and design process, trade dress, trade names, personal names, images and likenesses, product configuration, corporate names, logos, insignias and slogans and internet domain names, internet websites, and URL’s internet and phone applications and systems. The parties consummated the asset purchase contemplated by the Purchase Agreement on September 29, 2011.

Pursuant to an agreement between IM Ready and Earthbound, a design and licensing company (the “Earthbound Agreement”), Earthbound had certain rights related to the IM Trademarks and provided certain design services for IM Ready. In connection with the consummation of the acquisition by the Company of the Isaac Mizrahi Business, XCel and Earthbound entered into a contribution agreement (the “Contribution Agreement”) pursuant to which, on the Closing Date, Earthbound contributed to the Company (i) the Earthbound Agreement and (ii) certain assets relating to the operation of the Isaac Mizrahi Business in exchange for 944,688 shares of Common Stock and also purchased one (1) Unit in the Offering (as defined in Note 6 below). The closing of the acquisition of the Isaac Mizrahi Business and Earthbound Assets occurred in conjunction with the consummation of the Merger, after which the Company terminated the Earthbound Agreement. Earthbound contributed to the Company, the Earthbound Agreement and certain assets in exchange for 944,688 shares of the Company’s Common Stock valued at $3,155,000 based on the Effective Share Purchase Price.

Pursuant to the Purchase Agreement, at the closing, the Company delivered (i) to IM Ready (a) $9,674,000 in cash, (b) a promissory note (the “Seller Note”) in the principal amount of $7,377,000 and (c) 2,759,000 shares of common stock of the Company (the “IM Ready Stock Consideration”), and (ii) to an escrow agent $500,000 that the escrow agent paid to IM Ready upon resolution of certain obligations of IM Ready and Mizrahi (together, the “Closing Consideration”). The Company also pre-paid $123,000 of interest on the Seller Note on the Closing Date and registered 1,200,000 of the shares of the IM Ready Stock Consideration in the registration statement which the Company filed with the Securities and Exchange Commission on June 27, 2012

XCel was deemed to be the accounting acquirer of the Isaac Mizrahi Business based on various qualitative and quantitative factors including:
a.	Management of XCel accounts for substantially all of the management of the combined entities. The CEO, CFO, COO and Secretary all continue in the combined entity.
b.	Seven members compose the board of directors. All members were selected by XCel, including one director who was a principal of IM Ready and director who was a principal of Earthbound.
c.
IM Ready granted a proxy to the Company’s board of directors to vote its stock in accordance with the recommendation of the board of directors and Robert W. D’Loren, who was Chairman of the board of directors of XCel and has been designated by the Company’s board of directors to exercise such proxy.

d.	XCel management as a group makes up the largest minority voting group. There is no majority stockholder.

The Company accounts for purchase of the Isaac Mizrahi Business using the acquisition method of accounting. In accordance with ASC 805, Business Combinations, the total purchase consideration is allocated to certain net tangible and identifiable intangible assets acquired, and liabilities assumed, based on their estimated fair values as of September 29, 2011.

The purchase price for the acquisition is being allocated as follows:

Components of purchase price:

Cash paid at closing	$9,674,000
Cash deposited with escrow agent	500,000
3,703,688 shares of common stock of the Company valued at $3.34 per share	12,370,000
Seller Note	7,377,000
Seller Note discount (See Note 5, Debt)	(1,740,000)
Contingent obligations – Due to Seller	17,766,000
Long term installment obligation (Earthbound) (See Note 5, Debt)	1,132,000
Seller Licensee obligation assumed and paid at closing	1,500,000
Total purchase price	$48,579,000

Allocation of purchase price:

Trademark and other related intangible assets	$46,500,000
Goodwill	12,371,000
Property, furniture and equipment	1,233,000
Deferred tax liability	(11,525,000)
Total assets acquired	$48,579,000

Intangible assets were valued using an income approach which capitalizes the anticipated income from the related intangible assets.. The trademarks acquired are considered to have an indefinite life and are not subject to amortization. Value allocated to contracts is amortized on a straight line basis over the estimated remaining life of the contracts.

In connection with the Company’s acquisition of the Isaac Mizrahi Business, the consolidated balance sheet as of December 31, 2011 has been recast to include retrospective purchase accounting adjustments. The purchase accounting adjustments pertain to measurement period adjustments based on the final computation of the tax basis of the assets acquired by the Company related to the Isaac Mizrahi Business, as well as a change in the allocation of revenues among state and local tax jurisdictions.

The effect on the consolidated balance sheets at December 31, 2011, as a result of the recast, is an increase to goodwill of $1,274,000 to $12,371,000 and an increase to the deferred tax liability, related to the acquired intangibles of $1,274,000. There is no effect on the consolidated statements of cash flows or the consolidated statements of operations for the year ended December 31, 2012 or the period from September 29, 2011 to December 31, 2011.

In addition to the Closing Consideration and the escrowed funds, IM Ready will be eligible to earn additional shares of Common Stock with a value of up to $7,500,000 (the “Earn-Out Value”) each year for four consecutive years after the Closing Date, with the number of shares to be issued based upon the greater of (i) $4.50 and (ii) average stock price for the last twenty days in such period and with such earn-out payment contingent upon the Isaac Mizrahi Business achieving the “Net Royalty Income” targets set forth below during those years. The Earn-Out Value is payable solely in stock. In accordance with ASC Topic 480 "Distinguishing Liabilities from Equity", the earn-out obligation is treated as a liability in the accompanying consolidated balance sheets because of the variable number of shares payable under the agreement. Under the Purchase Agreement, “Net Royalty Income” means booked revenue for the Isaac Mizrahi Business, less the sum of advertising royalties, commissions paid to third parties, payments under royalty sharing or participation agreements, and international withholding (solely to the extent the Buyers are unable to claim a federal tax credit with respect to such international withholding) and other transfer taxes, in each case to the extent related to such booked revenue, calculated in accordance with U.S. GAAP; provided, however, that, (i) Net Royalty Income shall not include any deferred revenues recognized during the period for which Net Royalty Income is being calculated for which the Buyers have not received the related payment, and (ii) in the event of the termination of a license agreement with respect to the Isaac Mizrahi Business, the calculation of Net Royalty Income shall not include any revenue accelerated as a result of termination for which termination the Buyers have not received the related payment. The earn-out value was valued at $15,000,000 at the acquisition date of the Isaac Mizrahi Business (the “Earn-Out Obligation”). This amount was based on projected royalties during the Royalty Target Periods and the aggregate amount of earn-out consideration due for each Royalty Target Period. See Note 5, Debt for details on the changes to the Earn-Out Obligation since the Closing Date.

The Royalty Targets and percentage of the potential earn-out value are as follows:

ROYALTY TARGET PERIODS	ROYALTY TARGET	EARN-OUT VALUE

First Royalty Target Period	$16,000,000	$7,500,000
Second Royalty Target Period	$20,000,000	$7,500,000
Third Royalty Target Period	$22,000,000	$7,500,000
Fourth Royalty Target Period	$24,000,000	$7,500,000

IM Ready will receive a percentage of the Earn-Out Value based upon the percentage of the actual net royalty income of the Isaac Mizrahi Business to the royalty target as set forth below.

APPLICABLE PERCENTAGE	% OF EARN-OUT VALUE EARNED
Less than 76%	0%
76% up to 80%	40%
80% up to 90%	70%
90% up to 95%	80%
95% up to 100%	90%
100% or greater	100%

The QVC Earn-Out payment requires the Company to pay IM Ready $2,765,000, payable in cash or Common Stock, at the Company’s option, contingent upon the Isaac Mizrahi Business receiving aggregate net royalty income of at least $2,500,000 from QVC, Inc. in the twelve-month period ending on the four year anniversary of the Closing Date with such stock based upon the greater of (x) $4.50 and (y) fair market value of the common stock at the time of such issuance (the “QVC Earn-out’). The 4th anniversary from the date of the closing is September 29, 2015. The QVC Agreement current term runs through September 30, 2015. Management has determined that it is probable that the $2.5 million in net royalty income from QVC will be met. In accordance with ASC Topic 480 "Distinguishing Liabilities from Equity", the earn-out obligation is treated as a liability in the accompanying consolidated balance sheets because of the variable number of shares payable under the agreement. Management will assess no less frequent than each reporting period the status of this contingent obligation. Any change in the expected obligation will result in an expense or income in the period in which it is determined fair market value has changed. Since the Closing date, there has been no change in the QVC Earn-out and the obligation was $2,765,000 as of December 31, 2012 and December 31, 2011.

Pursuant to a lock-up agreement entered into in connection with the Purchase Agreement (“Lock-up Agreement”), IM Ready agreed that during the six (6) months from the Closing Date, in the case of the IM Ready Stock Consideration, or during the twelve (12) months from the date any additional shares are issued to IM Ready pursuant to the Purchase Agreement (collectively, the “Lock-up Shares”), IM Ready may not offer, sell, pledge, hypothecate, grant an option for sale or otherwise dispose of, or transfer or grant any rights with respect to, any of the Lockup Shares, except with respect to up to 1,200,000 of the IM Ready Stock Consideration which the Company agreed to include in the Registration Statement. With respect to any shares received by IM Ready as consideration under the Purchase Agreement, other than as IM Ready Stock Consideration, upon the expiration of the initial 12-month period, the lock-up restrictions on transfer shall lapse with respect to 25% of the Lockup Shares. Additionally, on the first day of each of the next three quarters, the restrictions on transfer shall lapse with respect to an additional 25% of the Lockup Shares.

The following unaudited pro-forma information presents a summary of the Company’s consolidated results of operations as if the acquisition of the Isaac Mizrahi Business and the related financing had occurred on January 1, 2011. These pro-forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have occurred on January 1, 2011, or which may result in the future.

(Unaudited)
Year Ended December 31, 2011
Total Revenues	$11,375,000

Net Income	$1,082,000

Weighted average number of common shares outstanding
Basic	5,750,259
Diluted	6,546,252
Basic earnings per common share	$0.19
Diluted earnings per common share	$0.17